Annual Total Returns (Bar Chart) (Invesco Growth Allocation Fund, Class Institutional, Invesco Growth Allocation Fund)	12 Months Ended
May 02, 2011
Invesco Growth Allocation Fund | Class Institutional, Invesco Growth Allocation Fund
Annual Total Returns
'05	10.52%
'06	16.98%
'07	8.09%
'08	(40.36%)
'09	31.59%
'10	13.24%